Document And Entity Information	Mar. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2023
Entity Registrant Name	HILLEVAX, INC.
Entity Central Index Key	0001888012
Entity Emerging Growth Company	true
Securities Act File Number	001-41365
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-0545060
Entity Address, Address Line One	75 State Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	617
Local Phone Number	213-5054
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	HLVX
Security Exchange Name	NASDAQ